Taxation (Details) - Schedule of Net Operating Loss Carry Forward	Dec. 31, 2023 CNY (¥)
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	¥ 66,331,529
2024 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	2,206,569
2025 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	3,196,752
2026 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	395,107
2027 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	12,468,752
2028 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	¥ 48,064,350